Share Capital	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Share Capital
7.	SHARE CAPITAL

a) Authorized:	unlimited number of common shares, no par

Issued:	39,907,681 (December 31, 2018: 21,675,849)
Exercise prices of units, certain warrants and options are presented in Canadian currency when they are exercisable in Canadian dollars unless otherwise noted.
On December 23, 2019, the Company entered into a common share purchase agreement (the “Aspire Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) whereby Aspire Capital committed to purchase up to $35 million of common shares of Titan
(“Common Shares”)

at Titan’s request from time to time, until June 23, 2022 (the “Aspire Transaction”). On commencement of the Aspire Agreement, Titan issued to Aspire Capital 973,000 Common Shares, then issued and outstanding
,
as consideration for entering into the Aspire Agreement. The value of the Common Shares issued of $423,440, has been included in capital, offset by a fee valued at the same amount plus $35,122 for
other costs incurred pursuant to the Aspire Transaction. Titan did not sell Common Shares to Aspire pursuant to

the Aspire Agreement until after the year ended December 31, 2019. See Subsequent events Note 10.
On August 29, 2019, the Company entered into a common share purchase agreement (the “First Aspire Agreement”) with Aspire Capital whereby Aspire Capital committed to purchase up to $35 million of common shares of Titan at Titan’s request from time to time, until February 28, 2022. On commencement of the
First Aspire
Agreement, Titan immediately sold to Aspire 1,777,325 Common Shares, representing 5.3%
of the Common Shares then issued and outstanding, at a price of US
$1.6879 per Common Share for gross proceeds of $3.0 million and issued to Aspire Capital 639,837 Common Shares, representing 1.9% of the Common Shares then issued and outstanding
,
as consideration for entering into the First Aspire Agreement. Northland Securities, Inc. acted as the Company’s agent and financial advisor in connection with the offering and pursuant to an agency agreement, was paid a cash fee of $160,000.
Gross proceeds
of $3.0 million, net of costs and fees of $417,113
,
was
included in capital. Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued
Common Shares
 to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311

	7,784,444	$5,304,531

On March 21, 2019, Titan completed an offering of securities made pursuant to an agency agreement dated March 18, 2019 between the Company and Bloom Burton Securities Inc.
(“Bloom Burton”). The
Company sold 8,455,882
u
nits under the
o
ffering at a price of US $3.40 per Unit for gross proceeds of approximately $28,750,000 ($25,426,744 net of closing cost including cash commission of $2,012,500). Each
u
nit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $4.00 and expiring March 21, 2024. The warrants were valued at $15,897,059 based on the value determined by the Black-Scholes model and the balance of $12,852,941 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to
Bloom Burton, broker warrants were issued to Bloom Burton which entitle the holder to purchase
591,911 Common Shares at a price of US $3.40 per share prior to expiry on March 21, 2021. The broker warrants were valued using the Black-S
c
holes model and the value of $864,190 was accounted for as an increase in the closing costs and allocated between the shares and the warrants.
During the quarter ended March 31, 2019, 1,018,506 warrants w
e
re exercised for total proceeds of $3,259,219. The fair value of the exercised warrants was $3,742,824 which was reclassed from warrant liability to common stock. No additional warrants were exercised during 2019.
On August 10, 2018, Titan Completed an offering of securities made pursuant to an agency agreement dated August 7, 2018 between the Company and Bloom Burton
.

The Company sold
7,679,574 units under the
o
ffering at a price of US $2.50 per
u
nit for gross proceeds of approximately $19,198,935 ($17,464,711 net of closing cost including cash commission of $1,343,925). Each
u
nit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $3.20 per share and expiring August 10, 2023. The warrants were valued at $6,297,251 based on the value determined by the Black-Scholes model and the balance of $12,901,684 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to Boom Burton, broker warrants were issued to Bloom Burton which entitle the holder to purchase 537,570 Common Shares at a p
r
ice of US $2.50 per share prior to expiry on August 10, 2020.

On June 19, 2018
,
a share consolidation of 30:1 was c
o
mpleted and the Company’s outstanding common shares were adjusted from 419,888,250 to 13,996,275. All references to the common shares, warrants and stock options, prior to June 20, 2018, have been updated in the notes to reflect the 30
:1 share consolidation.
On April 10, 2018, Titan completed an offering of securities made pursuant to an agency agreement dated April 3, 2018 between the Company and Bloom Burton. The Company sold
1,126,664
u
nits under the
o
ffering at a price of CDN $9.00 per
u
nit for gross proceeds of approximately $8,035,941 ($7,211,320 net of closing costs including cash commission of $562,516). Each
u
nit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $4,553,700 based on the value determined by the Black-Scholes model and the balance of $3,482,241 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to Bloom Burton, broker warrants were issued to Bloom Burton which entitle the holder to purchase 78,867 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.
On May 10, 2018
,
Titan announced the completion of the over-allotment option
,
granted to Bloom Burton as agent for its offering
,
at a price of CDN $9.00 per
u
nit
,
completed on April 10, 2018
,

was exercised and the Company sold an additional 168,888
u
nits at the offering price for additional gross proceeds of $1,189,856 ($1,100,238 net of closing costs including cash commission of $76,988). Each
u
nit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $658,387 based on the value determined by the Black-Scholes model and the balance of $531,469 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to Bloom Burton, broker warrants were issued to Bloom Burton, which entitle the holder to purchase 10,928 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.

b)	Stock Options and Compensation Options
On May 29, 2019, the shareholders of Titan approved an increase of its reserve for options from 10% and set aside up to 15% of the issued and outstanding shares of Titan for granting of options to employees, officers, consultants and advisors. At December 31, 2019, 5,986,152 common shares (December 31, 2018: 1,241,803) were available for issue in accordance with the Company’s stock option plan (the “Option Plan”). The terms of these options are determined by the Board of Directors.
For the period ended December 31, 2019, $1,651,119 of stock-compensation expense was recognized (December 31, 2018 - $ 1,505,625).
On May 29, 2019, the shareholders approved amendments to the exercise prices of options previously granted to executive officers and other employees of the Company under the Option Plan. The exercise price was amended to be US

$3.40 (CDN $4.54)
per option, being the higher of the March 21, 2019 offering price of US
$3.40
per share and the
five-day
 volume weighted average price as determined as of the close of business on May 28, 2019.

In accordance with IFRS 2, the options affected by the amendments were revalued just prior to the amendment and just after the amendment based on the values determined by the Black-Scholes model. The incremental value of
CDN $622,460 (US $475,622)
was recognized as stock based compensation with
CDN $382,390 (US $292,184)
recognized immediately and
CDN $240,070 (US

$ 183,437) to be amortized and recognized as stock-based compensation over the remaining vesting period in accordance with the vesting schedule of each particular option agreement.
The amended fair value of all affected share-based payment plans was measured based on the Black-Scholes formula. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of fair values at the amendment date of the share-based option plan are as follows:

	May 29, 2019 before the amendments	May 29, 2019 after the amendments
Fair Value calculated	CDN $ 0.01 -$ 1.40	CDN $ 1.06 -$ 2.10
Share price at grant	CDN $ 3.47	CDN $ 3.47
Exercise price	CDN $ 12.90 -$ 51.60	CDN $ 4.54
Expected Volatility	98.6%- 99.4%	98.6%- 99.4%
Expected Option Life	1.0 - 3.5 years	1.0 - 3.5 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.48%- 1.57%	1.48%- 1.57%
A summary of the status of the Company’s outstanding stock options as of December 31, 2019 and December 31, 2018 and changes during the periods ended on those dates is presented in the following table:
Stock Options - CDN $ denominated

Year ended	December 31, 2019		December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options (1)	Weighted average Exercise Price (CDN)
Balance Beginning	875,433	$18.20	591,609	$21.30
Granted	35,719	4.54	322,517	13.51
Expired/Forfeited	(50,773)	31.79	(38,693)	24.90

Balance Ending	860,379	$5.89	875,433	$18.20

Stock Options - US $ denominated

Year ended	December 31, 2019		December 31, 2018
	Number of Stock Options	Weighted average Exercise Price ( USD )	Number of Stock Options (1)	Weighted average Exercise Price ( US D)
Balance Beginning	50,349	$1.55	—	$—
Granted	843,693	2.72	50,349	1.55
Expired/Forfeited	(40,000)	3.72	—	—

Balance Ending	854,042	$2.65	50,349	$1.55

1.	After giving consideration for 30:1 share consolidation effected June 20 , 2018.

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at December 31, 2019 are as follows:

Canadian Dollar Denominated Options

Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$ 3.28	31,498	5.67	31,498
$ 4.50	18,936	3.28	18,936
$ 4.54	743,122	6.76	296,807
$ 4.80	3,040	0.71	3,040
$ 7.49	5,590	5.52	5,590
$ 9.00	11,481	5.52	11,481
$ 9.60	1,105	0.77	1,105
$ 11.70	6,667	0.94	6,667
$ 12.00	1,948	0.93	1,948
$ 30.00	28,260	1.65	28,260
$ 30.60	2,096	0.98	2,096
$ 32.40	810	1.08	810
$ 45.30	560	0.61	560
$ 51.60	5,266	0.44	5,268

	860,379	4.37	414,066

US Dollar Denominated Options

Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$ 1.55	50,349	1.97	50,349
$ 2.20	469,420	6.53	2,165
$ 3.40	294,273	6.37	197,273
$ 3.72	40,000	2.69	0

	854,042	6.28	249,787

Total	1,714,421	5.32	663,853

The weighted average exercise price of Canadian dollar denominated options outstanding is CDN $5.89 and CDN $7.35 for options that are exercisable. The weighted average exercise price of US dollar denominated options outstanding is US $2.65 and US $3.02 for options that are exercisable.

Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the year ended December 31, 2019 are outlined below.

Grant date/ Recipient	Number of Options	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	Cancelled

May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years

June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 18, 2019, options granted to a Director	25,719	Options vest immediately	7 years

July 19, 2019, options granted to an Employee	467,255	Options vest as to 1/4 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Consultant	2,165	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Director	41,273	Options vest immediately	7 years

September 9, 2019, options granted to a Consultant	40,000	Options vest over a 15-month vesting schedule subject to achieving certain m ilestones.	2.5 years
Inputs for Measurement of Grant Date Fair Values
The grant date fair value of all share-based payment plans was measured based on the Black-Scholes model
. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs (in CDN$ or US$ as per the grant) used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2019	2019	2018
Fair Value calculated	US $1.48	CDN $1.61	CDN $5.99
Share price at grant	US $2.36	CDN $2.90	CDN $10.79
Exercise price	US $2.72	CDN $4.54	CDN $11.97
Expected Option Life	3.5 years	3.4 years	3 years
Risk free interest rate (based on government bonds)	1.50%	1.43%	1.90%
Expected Volatility	97.90%	98.10%	90.12%
Expected dividends	Nil	Nil	Nil

c)	Warrants
In addition to the warrants accounted for as a liability (see Note 6), at December 31, 2019, the Company has 1,219,276 broker warrants that are issued, outstanding and exercisable (December 31, 2018 - 786,183). These broker warrants expire between April 10, 2020 and March 21, 2021 (December 31, 2018 - broker warrants had expiry dates between March 16, 2019 and August 10, 2020).